14. Stock-Based Compensation	6 Months Ended	12 Months Ended
	Sep. 30, 2018	Mar. 31, 2018
Share-based Compensation Arrangement by Share-based Payment Award, Additional General Disclosures [Abstract]
Stock-Based Compensation

Note 7.	Stock-Based Compensation

The weighted average grant date fair values of options granted during the three months ended September 30, 2018 and 2017 was $1.96 and $5.58, respectively, and the weighted average grant date fair values of options granted during the six months ended September 30, 2018 and 2017 was $2.20 and $6.01, respectively.

Share-based awards compensation expense is as follows:

	Three Months		Six Months
	Ended		Ended
	September 30,		September 30,
	2018	2017	2018	2017
Cost of service revenue	$30,000	$49,000	$65,000	$93,000
Research and development	29,000	45,000	61,000	90,000
Selling, general and administrative	467,000	333,000	747,000	682,000
Total stock-based compensation	$526,000	$427,000	$873,000	$865,000

At September 30, 2018, there were unrecognized compensation costs of $1,450,000 related to stock options which is expected to be recognized over a weighted-average amortization period of 1.56 years. At September 30, 2017, there were unrecognized compensation costs of $2,999,000 related to stock options which is expected to be recognized over a weighted-average amortization period of 2.43 years.

At September 30, 2018, there were unrecognized compensation costs of $111,000 related to restricted stock which is expected to be recognized over a weighted-average amortization period of 1.53 years. At September 30, 2017, there were unrecognized compensation costs of $239,000 related to restricted stock which is expected to be recognized over a weighted-average amortization period of 1.69 years.

No income tax benefit has been recognized relating to stock-based compensation expense and no tax benefits have been realized from exercised stock options.

Stock-Based Award Activity

Stock options award activity is as follows:

	Number of Shares	Weighted- Average Exercise Price	Weighted- Average Contractual Term	Aggregate Intrinsic Value
Outstanding at April 1, 2018	1,393,000	$12.70
Options granted	159,000	2.64
Options forfeited	(33,000)	6.70
Options expired	(3,000)	18.44
Outstanding at September 30, 2018	1,516,000	$11.76	7.02	$–
Exercisable at September 30, 2018	1,109,000	$13.75	6.48	$–

The aggregate intrinsic value of stock options is calculated as the difference between the exercise price of the underlying stock options and the fair value of the Company’s common stock, or $1.46 per share at September 30, 2018.

Restricted stock award activity is as follows:

	Number of Shares	Weighted Average Award Date Fair Value per Share
Unvested restricted stock awards outstanding at April 1, 2018	32,000	$6.46
Restricted stock awards granted	28,000	1.90
Restricted stock awards forfeited	(4,000)	6.97
Restricted stock awards vested	(16,000)	5.50
Unvested restricted stock awards outstanding at September 30, 2018	40,000	$3.71

The Company did not capitalize any cost associated with stock-based compensation.

The Company issues new shares of common stock upon exercise of stock options or release of restricted stock awards.

The Company issues new shares of common stock upon exercise of stock based awards.

NOTE 14 – Stock-Based Compensation

2006 Stock Plan

The board initially adopted the 2006 Stock Incentive Plan on August 25, 2006. On December 14, 2006, the stockholders approved the 2006 Stock Incentive Plan which became effective at the close of the Company’s initial public offering. The 2006 Stock Incentive Plan was later amended and restated by a unanimous board resolution on April 26, 2007, and such amendments were subsequently approved by the stockholders. On September 10, 2009, the Company’s shareholders approved a subsequent amendment to the 2006 Stock Incentive Plan. The 2006 Stock Incentive Plan, as amended and restated, is hereafter referred to as the “2006 Plan.”

The 2006 Plan provided for the granting of incentive stock options to employees and the granting of non-statutory stock options to employees, non-employee directors, advisors and consultants. The 2006 Plan also provided for grants of restricted stock, stock appreciation rights and stock unit awards to employees, non-employee directors, advisors and consultants.

In accordance with the 2006 Plan the stated exercise price may not be less than 100% and 85% of the estimated fair market value of common stock on the date of grant for ISOs and NSOs, respectively, as determined by the board of directors at the date of grant. With respect to any 10% stockholder, the exercise price of an ISO or NSO shall not be less than 110% of the estimated fair market value per share on the date of grant.

Options issued under the 2006 Plan generally have a ten-year term.

During the year ended March 31, 2017, the 2006 Plan expired. No additional equity will be granted from the 2006 Plan. All outstanding options will remain outstanding until exercised or expired.

2011 Stock Plan

On September 12, 2011, upon recommendation of the board, the stockholders approved the Company’s 2011 Stock Incentive Plan (the “2011 Plan”). The 2011 Plan is effective as of June 21, 2012.

The 2011 Plan provides for the grant of incentive stock options as defined in Section 422 of the Internal Revenue Code to employees, and the grant of non-statutory stock options and stock purchase rights to employees, non-employee directors, advisors and consultants. The 2011 Plan also permits the grant of stock appreciation rights, stock units and restricted stock.

The board has initially authorized 85,572 of the Company’s common stock for issuance under the 2011 Plan, in addition to automatic increases provided for in the 2011 Plan through April 1, 2021. The number of shares of the Company’s common stock reserved for issuance under the 2011 Plan will automatically increase, with no further action by the stockholders, at the beginning of each fiscal year by an amount equal to the lesser of (i) 15% of the outstanding shares of the Company’s common stock on the last day of the immediately preceding year, or (ii) an amount approved by the Company’s board of directors.

Options issued under the 2011 Plan will generally have a ten-year term.

In accordance with the 2011 Plan, the stated exercise price of an employee incentive stock option shall not be less than 100% of the estimated fair market value of a share of common stock on the date of grant, and the stated exercise price of an non-statutory option shall not be less 85% of the estimated fair market value of a share of common stock on the date of grant, as determined by the board of directors. An employee who owns more than 10% of the total combined voting power of all classes of outstanding stock of the Company shall not be eligible for the grant of an employee incentive stock option unless such grant satisfies the requirements of Section 422(c)(5) of the Internal Revenue Code.

Shares subject to awards that expire unexercised or are forfeited or terminated for any other reason will again become available for issuance under the 2011 Plan. No participant in the 2011 Plan can receive option grants, stock appreciation rights, restricted shares, or stock units for more than 21,428 shares in the aggregate in any calendar year. As provided under the 2011 Plan, the aggregate number of shares authorized for issuance as awards under the 2011 Plan automatically increases on April 1 of each year by in an amount equal to the lesser of (i) 15% of the outstanding shares on the last day of the immediately preceding year, or (ii) an amount determined by the board. During the year ended March 31, 2016, the board of directors approved an increase of 451,352 shares authorized for issuance. During the year ended March 31, 2017, the board of directors approved an increase of 629,504 shares authorized for issuance. During the year ended March 31, 2018, the board of directors approved an increase of 643,383 shares authorized for issuance.

2016 Stock Plan

On September 2, 2016, upon recommendation of the board, the stockholders approved the Company’s 2016 Equity Incentive Plan (the “2016 Plan”). The 2016 Plan is effective as of September 2, 2016.

The 2016 Plan provides for the grant of options, including incentive stock options as defined in Section 422 of the Internal Revenue Code to employees, stock appreciation rights, restricted awards, performance share awards and performance compensation awards to employees, non-employee directors, advisors and consultants.

Options issued under the 2016 Plan will generally have a ten-year term.

In accordance with the 2016 Plan, the stated exercise price of an employee incentive stock option or a non-statutory stock option shall not be less than 100% of the estimated fair market value of a share of common stock on the date of grant. An employee who owns more than 10% of the total combined voting power of all classes of outstanding stock of the Company shall not be eligible for the grant of an employee incentive stock option unless such grant satisfies the requirements of Section 422(c)(5) of the Internal Revenue Code.

Shares subject to awards that expire unexercised or are forfeited or terminated for any other reason will again become available for issuance under the 2016 Plan. No participant in the 2016 Plan can receive more than 100,000 option grants, or other awards with respect to more than 120,000 shares in the aggregate in any calendar year.

The board has authorized 400,000 of the Company’s common stock for issuance under the 2016 Plan, in addition to automatic increases provided for in the 2016 Plan through April 1, 2026. The number of shares of the Company’s common stock reserved for issuance under the 2016 Plan will automatically increase, with no further action by the stockholders, at the beginning of each fiscal year by an amount equal to the lesser of (i) 8% of the outstanding shares of the Company’s common stock on the last day of the immediately preceding year, or (ii) an amount determined by the Company’s board of directors. During the year ended March 31, 2018, the board of directors approved an increase of 343,137 shares authorized for issuance.

Performance Based Awards Program

The Company’s Compensation Committee approved a short-term performance-based bonus program for fiscal year 2016 with predetermined objectives related to revenue and expense targets. In the event the fiscal year 2016 objectives were met, eighty-percent of the options would have vested on June 30, 2016. On August 21, 2015, certain executives and senior managers were granted an aggregate of 75,500 stock options in connection with this program. The stock options have an exercise price of $5.80 and expire ten years from the date of grant. At March 31, 2016, it was determined targets were met related to 50,400 stock options which vested on June 30, 2016. At March 31, 2016, 10,000 stock options expired due to targets that were not met. The vesting of the remaining 15,100 stock options was at the discretion of the Company’s Compensation Committee. The Company’s Compensation Committee determined 14,772 of the 15,100 discretionary stock options vested at June 30, 2016 and 228 of the discretionary stock options expired unvested.

The Company also approved a long-term market-based stock option bonus program for senior managers. Vesting of the stock options granted as part of this program is contingent upon the achievement of four separate target stock prices. The market-based options vest based on the 30-trading day trailing average of the stock price of the Company’s common stock with options vesting in 25% increments at each of the target stock prices. On the last day of each quarter, the chief executive officer and/or chief financial officer will determine if any of the target stock prices have been met by evaluating the period between the quarter end date and the grant date of the option. In the event that a target stock price has been met, the senior manager will be notified that such options have vested. At the end of five years from the date of the grant, if the stock target prices have not been met, then the unvested portion of the option will expire. On August 21, 2015, certain senior managers were granted an aggregate of 23,750 stock options in connection with this program. The stock options have an exercise price of $5.80 and if they vest will expire ten years from the date of grant. None of these options vested as of March 31, 2018.

Stock-Based Compensation

On April 1, 2017, the Company adopted ASU 2016-09 and, as a result, made a Company-wide accounting policy change with respect to accounting for forfeitures. The Company applied a modified retrospective approach for adoption of the new policy and accordingly recorded an $11,000 increase to opening accumulated deficit at April 1, 2017. In accordance with the adoption of the accounting policy, the Company no longer estimates forfeitures based on historical experience and no longer reduces compensation expense based on the expected forfeitures. Beginning April 1, 2017, the Company will record forfeitures as they occur and will reduce compensation cost at the time of forfeiture.

The Company issues service, performance and market-based stock options to employees and non-employees. The Company estimates the fair value of service and performance stock option awards using the Black-Scholes option pricing model. The Company estimates the fair value of market-based stock option awards using a Monte-Carlo simulation. Compensation expense for stock option awards is amortized on a straight-line basis over the awards’ vesting period. Compensation expense includes the impact of an estimate for forfeitures for all stock options.

The expected term of the stock options represents the average period the stock options are expected to remain outstanding and is based on the expected term calculated using the approach prescribed by the Securities and Exchange Commission's Staff Accounting Bulletin No. 110 for “plain vanilla” options. The expected stock price volatility for the Company’s stock options was determined by using an average of the historical volatilities of the Company and its industry peers. The Company will continue to analyze the stock price volatility and expected term assumptions as more data for the Company’s common stock and exercise patterns become available. The risk-free interest rate assumption is based on the U.S. Treasury instruments whose term was consistent with the expected term of the Company’s stock options. The expected dividend assumption is based on the Company’s history and expectation of dividend payouts.

The Company estimated the fair value of employee and non-employee stock options using the Black-Scholes option pricing model. The fair value of employee stock options is being amortized on a straight-line basis over the requisite service periods of the respective awards. The fair value of employee stock options was estimated using the following weighted-average assumptions:

	Year Ended March 31,
	2018	2017
Fair value of the Company’s common stock on date of grant	$6.78	$4.87
Expected term	6.42 yrs	5.73 yrs
Risk-free interest rate	2.04%	1.91%
Dividend yield	0.00%	0.00%
Volatility	120.8%	126.0%
Fair value of options granted	$5.97	$4.12

Share-based awards compensation expense is as follows:

	Year Ended March 31,
	2018	2017
Cost of revenues	$169,000	$248,000
Research and development	159,000	245,000
Selling, general and administrative	2,082,000	1,652,000
Total stock-based compensation	$2,410,000	$2,145,000

At March 31, 2018, there were unrecognized compensation costs of $2,253,000 related to stock options which is expected to be recognized over a weighted-average amortization period of 1.99 years.

At March 31, 2018, there were unrecognized compensation costs of $150,000 related to restricted stock which is expected to be recognized over a weighted-average amortization period of 1.41 years.

No income tax benefit has been recognized relating to stock-based compensation expense and no tax benefits have been realized from exercised stock options.

Stock-Based Award Activity

Stock-based awards outstanding at March 31, 2018 under the various plans are as follows:

		Unvested
Plan	Stock Options	Restricted Stock	Total
2006 Plan	163,000	–	163,000
2011 Plan	1,000,000	9,000	1,009,000
2016 Plan	230,000	23,000	253,000
	1,393,000	32,000	1,425,000
Stock-based awards available for grant as of March 31, 2018			1,455,000

Stock options award activity is as follows:

	Number of Shares	Weighted- Average Exercise Price	Weighted- Average Contractual Term	Aggregate Intrinsic Value
Outstanding at April 1, 2017	899,000	$17.87
Options granted	554,000	6.78
Options exercised	(1,000)	5.27
Options forfeited	(51,000)	6.78
Options expired	(8,000)	222.37
Outstanding at March 31, 2018	1,393,000	$12.70	7.45	$–
Exercisable at March 31, 2018	796,000	$17.32	6.35	$–

The aggregate intrinsic value of stock options is calculated as the difference between the exercise price of the underlying stock options and the fair value of the Company’s common stock, or $3.68 per share at March 31, 2018.

Restricted stock award activity is as follows:

	Number of Shares	Weighted Average Award Date Fair Value per Share
Unvested restricted stock awards outstanding at April 1, 2017	34,000	$7.27
Restricted stock awards granted	199,000	5.58
Restricted stock awards vested	(201,000)	5.72
Restricted stock awards forfeited	–	–
Unvested restricted stock awards outstanding at March 31, 2018	32,000	$6.46

The Company did not capitalize any cost associated with stock-based compensation.

The Company issues new shares of common stock upon exercise of stock options or release of restricted stock awards.